UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-6454

Fidelity Municipal Trust II
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	December 31

Date of reporting period:	September 30, 2012

Item 1. Schedule of Investments

Quarterly Holdings Report

for

Fidelity ® Michigan Municipal
Money Market Fund

September 30, 2012

1.807721.108

MIS-QTLY-1112

Investments September 30, 2012 (Unaudited)

Showing Percentage of Net Assets

Variable Rate Demand Note - 70.0%
	Principal Amount	Value
Alabama - 0.1%
Decatur Indl. Dev. Board Exempt Facilities Rev. (Nucor Steel Decatur LLC Proj.) Series 2003 A, 0.2% 10/5/12, VRDN (a)(d)	$ 600,000	$ 600,000
Delaware - 0.3%
Delaware Econ. Dev. Auth. Rev. (Delmarva Pwr. & Lt. Co. Proj.):
Series 1987, 0.34% 10/1/12, VRDN (a)(d)	2,300,000	2,300,000
Series 1999 A, 0.45% 10/5/12, VRDN (a)	400,000	400,000
		2,700,000
Illinois - 0.2%
Chicago Wtr. Rev. Series 2004 A2, 0.19% 10/5/12, LOC California Pub. Employees Retirement Sys., VRDN (a)	1,370,000	1,370,000
Louisiana - 0.7%
Louisiana Pub. Facilities Auth. Rev. (Air Products & Chemicals, Inc. Proj.):
Series 2002, 0.2% 10/5/12, VRDN (a)(d)	3,300,000	3,300,000
Series 2003, 0.2% 10/5/12, VRDN (a)(d)	3,000,000	3,000,000
		6,300,000
Michigan - 67.3%
Detroit City School District Participating VRDN Series Solar 06 01, 0.18% 10/5/12 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(e)	30,100,000	30,100,000
Eastern Michigan Univ. Revs.:
Series 2009 A, 0.21% 10/1/12, LOC JPMorgan Chase Bank, VRDN (a)	8,625,000	8,625,000
Series 2009 B, 0.21% 10/1/12, LOC JPMorgan Chase Bank, VRDN (a)	8,300,000	8,300,000
Grand Rapids Econ. Dev. Corp. (Cornerstone Univ. Proj.) 0.19% 10/5/12, LOC PNC Bank NA, VRDN (a)	6,475,000	6,475,000
Grand Traverse County Hosp. Series 2011 B, 0.19% 10/5/12, LOC JPMorgan Chase Bank, VRDN (a)	17,825,000	17,825,000
Grand Valley Michigan State Univ. Rev.:
Series 2005, 0.17% 10/5/12, LOC PNC Bank NA, VRDN (a)	29,410,000	29,410,000
Series 2008 B, 0.18% 10/5/12, LOC U.S. Bank NA, Cincinnati, VRDN (a)	13,440,000	13,440,000
Kent Hosp. Fin. Auth. Hosp. Facilities Rev. (Metropolitan Hosp. Proj.) Series 2012, 0.21% 10/5/12, LOC Bank of America NA, VRDN (a)	8,375,000	8,375,000
Livonia Econ. Dev. Corp. (Madonna Univ. Proj.) Series 2009, 0.19% 10/5/12, LOC Fed. Home Ln. Bank Chicago, VRDN (a)	8,675,000	8,675,000
Variable Rate Demand Note - continued
	Principal Amount	Value
Michigan - continued
Michigan Bldg. Auth. Rev. Participating VRDN Series Solar 06 21, 0.18% 10/5/12 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(e)	$ 18,230,000	$ 18,230,000
Michigan Fin. Auth. Rev.:
Participating VRDN:
Series RBC O 32, 0.18% 10/5/12 (Liquidity Facility Royal Bank of Canada) (a)(e)	3,850,000	3,850,000
Series ROC II R 14014, 0.19% 10/5/12 (Liquidity Facility Citibank NA) (a)(e)	8,600,000	8,600,000
Series 2012 C, 0.18% 10/5/12, LOC Citibank NA, VRDN (a)	22,600,000	22,600,000
Michigan Hosp. Fin. Auth. Rev.:
(Henry Ford Health Sys. Proj.) Series 2007, 0.19% 10/5/12, LOC JPMorgan Chase Bank, VRDN (a)	1,500,000	1,500,000
Participating VRDN Series RBC O 33, 0.18% 10/5/12 (Liquidity Facility Royal Bank of Canada) (a)(e)	2,500,000	2,500,000
Michigan Hsg. Dev. Auth. Ltd.:
(Sand Creek Apts., Phase I Proj.) Series 2007 A, 0.23% 10/5/12, LOC Citibank NA, VRDN (a)(d)	3,700,000	3,700,000
(Sand Creek II Apts. Proj.) Series 2007 A, 0.23% 10/5/12, LOC Citibank NA, VRDN (a)(d)	5,495,000	5,495,000
(Teal Run I Apts. Proj.) Series 2007 A, 0.23% 10/5/12, LOC Citibank NA, VRDN (a)(d)	6,350,000	6,350,000
Michigan Hsg. Dev. Auth. Multi-family Hsg. Rev.:
(Canton Club East Apts. Proj.) Series 1998 A, 0.19% 10/5/12, LOC Fannie Mae, VRDN (a)(d)	6,800,000	6,800,000
(Hunt Club Apts. Proj.) 0.2% 10/5/12, LOC Fannie Mae, VRDN (a)(d)	6,595,000	6,595,000
Michigan Hsg. Dev. Auth. Single Family Mtg. Rev.:
Series 2007 B, 0.2% 10/5/12 (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN (a)(d)	77,900,000	77,900,000
Series 2009 D, 0.17% 10/5/12 (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN (a)	47,650,000	47,650,000
Michigan Hsg. Dev. Ltd. Oblig. Rev. (JAS Non-Profit Hsg. Corp. VI Proj.) Series 2000, 0.19% 10/5/12, LOC JPMorgan Chase Bank, VRDN (a)	6,000,000	6,000,000
Michigan State Univ. Revs.:
Participating VRDN Series WF 11 33 C, 0.2% 10/5/12 (Liquidity Facility Wells Fargo Bank NA) (a)(e)	7,625,000	7,625,000
Series 2000 A, 0.18% 10/5/12 (Liquidity Facility Northern Trust Co.), VRDN (a)	2,100,000	2,100,000
Michigan Strategic Fund Indl. Dev. Rev. (Lapeer Industries, Inc. Proj.) Series 2007, 0.45% 10/5/12, LOC Bank of America NA, VRDN (a)(d)	1,100,000	1,100,000
Variable Rate Demand Note - continued
	Principal Amount	Value
Michigan - continued
Michigan Strategic Fund Ltd. Oblig. Rev.:
(Air Products and Chemicals, Inc. Proj.) Series 2007 V1, 0.18% 10/1/12, VRDN (a)	$ 8,700,000	$ 8,700,000
(Almond Products, Inc. Proj.) 0.45% 10/5/12, LOC Bank of America NA, VRDN (a)(d)	5,715,000	5,715,000
(BC & C Proj.) 0.28% 10/5/12, LOC Comerica Bank, VRDN (a)(d)	475,000	475,000
(Consumers Energy Co. Proj.) 0.2% 10/5/12, LOC JPMorgan Chase Bank, VRDN (a)(d)	4,500,000	4,500,000
(Evangelical Homes of Michigan Proj.) Series 2008, 0.2% 10/5/12, LOC JPMorgan Chase & Co., VRDN (a)	6,800,000	6,800,000
(Greenpath, Inc. Proj.) Series 2011, 0.19% 10/5/12, LOC PNC Bank NA, VRDN (a)	5,705,000	5,705,000
(Henry Ford Museum & Greenfield Village Projs.) Series 2002, 0.2% 10/1/12, LOC Comerica Bank, VRDN (a)	10,550,000	10,550,000
(S & S LLC Proj.) Series 2000, 0.44% 10/5/12, LOC U.S. Bank NA, Cincinnati, VRDN (a)(d)	1,005,000	1,005,000
(The Kroger Co. Recovery Zone Facilities Bond Proj.) Series 2010, 0.18% 10/5/12, LOC Bank of Tokyo-Mitsubishi UFJ Ltd., VRDN (a)	19,000,000	19,000,000
(The YMCA of Greater Grand Rapids Proj.) Series 2010, 0.19% 10/5/12, LOC Comerica Bank, VRDN (a)	10,250,000	10,250,000
(Van Andel Research Institute Proj.) Series 2008, 0.22% 10/5/12, LOC Bank of America NA, VRDN (a)	91,000,000	91,000,000
(YMCA Metropolitan Detroit Proj.) Series 2001, 0.19% 10/5/12, LOC JPMorgan Chase Bank, VRDN (a)	10,330,000	10,330,000
(YMCA Metropolitan Lansing Proj.) Series 2002, 0.32% 10/5/12, LOC Bank of America NA, VRDN (a)	7,925,000	7,925,000
Oakland County Econ. Dev. Corp. Ltd. Oblig. Rev. (Osmic, Inc. Proj.) Series 2001 A, 0.24% 10/5/12, LOC JPMorgan Chase Bank, VRDN (a)(d)	4,300,000	4,300,000
Waterford Econ. Dev. Corp. Ltd. Oblig. Rev. (Canterbury Health Care, Inc. Proj.) Series 2009, 0.18% 10/5/12, LOC Fed. Home Ln. Bank of Boston, VRDN (a)	5,865,000	5,865,000
Wayne County Arpt. Auth. Rev.:
0.19% 10/5/12, LOC PNC Bank NA, VRDN (a)(d)	9,000,000	9,000,000
0.2% 10/5/12, LOC JPMorgan Chase Bank, VRDN (a)(d)	9,000,000	9,000,000
0.21% 10/5/12, LOC JPMorgan Chase Bank, VRDN (a)	13,000,000	13,000,000
		582,940,000
Minnesota - 0.4%
St. Paul City Port Auth. District Heating Rev. Series 2009 8R, 0.22% 10/5/12, LOC Deutsche Bank AG, VRDN (a)(d)	3,060,000	3,060,000
Variable Rate Demand Note - continued
	Principal Amount	Value
Nebraska - 0.1%
Douglas County Solid Waste Disp. Rev. (Waste Mgmt., Inc. Proj.) Series A, 0.22% 10/5/12, LOC Bank of America NA, VRDN (a)(d)	$ 1,000,000	$ 1,000,000
New Jersey - 0.1%
Salem County Poll. Cont. Fin. Auth. Rev. (Pub. Svc. Elec. and Gas Co. Proj.) Series 2012 A, 0.44% 10/5/12, VRDN (a)(d)	500,000	500,000
North Carolina - 0.0%
Parson County Indl. Facilities and Poll. Cont. Fing. Auth. (CertainTeed Gypsum NC, Inc. Proj.) Series 2010, 0.4% 10/5/12, LOC Cr. Industriel et Commercial, VRDN (a)	400,000	400,000
Ohio - 0.4%
Ohio Air Quality Dev. Auth. Rev. (Cincinnati Gas & Elec. Co. Proj.) Series B, 0.32% 10/5/12, VRDN (a)	2,200,000	2,200,000
Ohio Higher Edl. Facility Commission Rev. (Univ. Hosp. Health Sys. Proj.) Series 2008 B, 0.24% 10/5/12, LOC RBS Citizens NA, VRDN (a)	1,000,000	1,000,000
		3,200,000
Texas - 0.1%
Port Arthur Navigation District Indl. Dev. Corp. Exempt Facilities Rev. (Air Products Proj.) Series 2000, 0.2% 10/5/12, VRDN (a)(d)	1,000,000	1,000,000
Virginia - 0.3%
Newport News Indl. Dev. Auth. (CNU Warwick LLC Student Apts. Proj.) 0.23% 10/5/12, LOC Bank of America NA, VRDN (a)	1,630,000	1,630,000
Virginia Hsg. Dev. Auth. Commonwealth Mtg. Rev. Participating VRDN Series BA 1046, 0.28% 10/5/12 (Liquidity Facility Bank of America NA) (a)(d)(e)	1,000,000	1,000,000
		2,630,000
TOTAL VARIABLE RATE DEMAND NOTE		605,700,000
Other Municipal Debt - 23.4%

Kentucky - 0.2%
Trimble County Poll. Cont. Rev. Bonds (Louisville Gas & Elec. Co. Proj.) Series 2001 B, 0.4% tender 11/2/12, CP mode (d)	1,400,000	1,400,000
Other Municipal Debt - continued
	Principal Amount	Value
Massachusetts - 0.2%
Massachusetts Indl. Fin. Agcy. Poll. Cont. Rev. Bonds (New England Pwr. Co. Proj.) Series 1993 B, 0.5% tender 10/25/12, CP mode	$ 2,000,000	$ 2,000,000
Michigan - 22.4%
Central Michigan Univ. Rev. Bonds Series 2009, 5% 10/1/12	1,315,000	1,315,000
Clarkston Cmnty. Schools Bonds 5% 5/1/13	2,750,000	2,823,729
Michigan Bldg. Auth. Rev. Series 6, 0.18% 11/15/12, LOC State Street Bank & Trust Co., Boston, LOC U.S. Bank NA, Cincinnati, CP	53,075,000	53,075,000
Michigan Fin. Auth. Rev. Bonds:
Series 2011:
2% 10/1/12	8,400,000	8,400,000
2% 10/1/12	4,150,000	4,150,000
Series 2012 A, 2% 7/1/13	15,000,000	15,203,862
Michigan Gen. Oblig. Bonds:
Series 2002, 5.25% 12/1/12	20,215,000	20,384,881
Series 2003 A, 5% 5/1/13	1,600,000	1,642,642
Series 2005 B, 5% 11/1/12	5,000,000	5,020,276
Michigan Hosp. Fin. Auth. Rev. Bonds:
(Ascension Health Cr. Group Proj.) Series 2010 F4, 1.35%, tender 4/1/13 (a)	5,925,000	5,958,750
(Ascension Health Sr. Cr. Group Proj.) Series 2010 F:
0.27%, tender 4/26/13 (a)	7,600,000	7,600,000
0.27%, tender 4/26/13 (a)	8,800,000	8,800,000
0.27%, tender 4/26/13 (a)	7,100,000	7,100,000
(Trinity Health Sys. Proj.) Series 2008 C:
0.18% tender 10/9/12, CP mode	19,630,000	19,630,000
0.18% tender 12/3/12, CP mode	12,050,000	12,050,000
Series 2012 A, 2% 6/1/13	7,340,000	7,423,710
Michigan Muni. Bond Auth. Rev. Bonds:
Series 2002, 5.25% 10/1/12	1,000,000	1,000,000
Series 2003 A, 5.25% 12/1/12	1,500,000	1,512,290
Series 2007, 5% 10/1/12	2,050,000	2,050,000
Series 2012, 5% 10/1/12	5,000,000	5,000,000
Michigan State Univ. Revs. Bonds Series 2010 C, 5% 2/15/13	2,500,000	2,544,795
Troy School District Bonds Series 2004, 5% 5/1/13 (Michigan Gen. Oblig. Guaranteed)	1,090,000	1,119,339
		193,804,274
Other Municipal Debt - continued
	Principal Amount	Value
New Hampshire - 0.2%
New Hampshire Bus. Fin. Auth. Poll. Cont. Rev. Bonds (New England Pwr. Co. Proj.):
Series 1990 A, 0.5% tender 10/17/12, CP mode (d)	$ 1,600,000	$ 1,600,000
Series A1, 0.4% tender 11/2/12, CP mode (d)	600,000	600,000
		2,200,000
Virginia - 0.4%
Halifax County Indl. Dev. Auth. Poll. Cont. Rev. Bonds (Virginia Elec. & Pwr. Co. Proj.) Series 1992, 1.15% tender 10/19/12, CP mode (d)	3,200,000	3,200,000
TOTAL OTHER MUNICIPAL DEBT		202,604,274
Investment Company - 5.6%
	Shares
Fidelity Municipal Cash Central Fund, 0.20% (b)(c)	48,840,000	48,840,000
TOTAL INVESTMENT PORTFOLIO - 99.0% (Cost $857,144,274)		857,144,274
NET OTHER ASSETS (LIABILITIES) - 1.0%		8,773,859
NET ASSETS - 100%		$ 865,918,133
Security Type Abbreviations
CP	-	COMMERCIAL PAPER
VRDN	-	VARIABLE RATE DEMAND NOTE (A debt instrument that is payable upon demand, either daily, weekly or monthly)
Legend
(a) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(b) Information in this report regarding holdings by state and security types does not reflect the holdings of the Fidelity Municipal Cash Central Fund.

(c) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(d) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(e) Provides evidence of ownership in one or more underlying municipal bonds.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Municipal Cash Central Fund	$ 69,484
Other Information

The date shown for securities represents the date when principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets.

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section at the end of this listing.

Income Tax Information
At September 30, 2012, the cost of investment securities for income tax purposes was $857,144,274.
Investment Valuation

Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

As permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates fair value. The amortized cost of an instrument is determined by valuing it at its original cost and thereafter amortizing any discount or premium from its face value at a constant rate until maturity. Securities held by a money market fund are generally high quality and liquid; however, they are reflected as Level 2 because the inputs used to determine fair value are not quoted prices in an active market.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Ohio Municipal
Money Market Fund

September 30, 2012

1.807730.108

OFS-QTLY-1112

Investments September 30, 2012 (Unaudited)

Showing Percentage of Net Assets

Variable Rate Demand Note - 66.0%
	Principal Amount	Value
Alabama - 0.1%
Decatur Indl. Dev. Board Exempt Facilities Rev. (Nucor Steel Decatur LLC Proj.) Series 2003 A, 0.2% 10/5/12, VRDN (a)(d)	$ 700,000	$ 700,000
Delaware - 0.1%
Delaware Econ. Dev. Auth. Rev. (Delmarva Pwr. & Lt. Co. Proj.) Series 1987, 0.34% 10/1/12, VRDN (a)(d)	1,100,000	1,100,000
Georgia - 0.1%
Burke County Indl. Dev. Auth. Poll. Cont. Rev. (Georgia Pwr. Co. Plant Vogtle Proj.) Eighth Series 1994, 0.26% 10/1/12, VRDN (a)	1,110,000	1,110,000
Kentucky - 0.1%
Elizabethtown Indl. Bldg. Rev. (Altec Industries, Inc. Proj.) Series 1997, 0.25% 10/5/12, LOC Wells Fargo Bank NA, VRDN (a)(d)	1,000,000	1,000,000
New Jersey - 0.1%
Salem County Poll. Cont. Fin. Auth. Rev. (Pub. Svc. Elec. and Gas Co. Proj.) Series 2012 A, 0.44% 10/5/12, VRDN (a)(d)	700,000	700,000
Ohio - 64.7%
Akron Bath Copley Hosp. District Rev. (Akron Gen. Health Systems Proj.) Series 2008, 0.19% 10/5/12, LOC JPMorgan Chase Bank, VRDN (a)	6,700,000	6,700,000
Allen County Hosp. Facilities Rev.:
(Catholic Healthcare Partners Proj.):
Series 2008 A, 0.2% 10/1/12, LOC Bank of America NA, VRDN (a)	17,200,000	17,200,000
Series 2010 D, 0.18% 10/5/12, LOC JPMorgan Chase Bank, VRDN (a)	42,700,000	42,700,000
Series 2012 B, 0.18% 10/5/12, VRDN (a)	11,800,000	11,800,000
Alliance Hosp. Rev. (Alliance Obligated Group Proj.) Series 2003, 0.2% 10/1/12, LOC JPMorgan Chase Bank, VRDN (a)	12,845,000	12,845,000
Cincinnati Wtr. Sys. Rev. Participating VRDN Series MS 3280, 0.25% 10/5/12 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(e)	3,330,000	3,330,000
Cleveland Arpt. Sys. Rev.:
Series 2009 A, 0.17% 10/5/12, LOC Bank of New York, New York, VRDN (a)(d)	24,470,000	24,470,000
Series 2009 D, 0.17% 10/5/12, LOC PNC Bank NA, VRDN (a)	20,785,000	20,785,000
Columbus City School District Participating VRDN Series 1488, 0.21% 10/5/12 (Liquidity Facility JPMorgan Chase Bank) (a)(e)	10,945,000	10,945,000
Variable Rate Demand Note - continued
	Principal Amount	Value
Ohio - continued
Columbus Gen. Oblig. Participating VRDN Series Clipper 08 2, 0.18% 10/5/12 (Liquidity Facility State Street Bank & Trust Co., Boston) (a)(e)	$ 4,000,000	$ 4,000,000
Columbus Swr. Sys. Rev. Participating VRDN Series Putters 2456, 0.19% 10/5/12 (Liquidity Facility JPMorgan Chase Bank) (a)(e)	1,400,000	1,400,000
Cuyahoga County Health Care Facilities Rev. (Altenheim Proj.) 0.2% 10/5/12, LOC U.S. Bank NA, Cincinnati, VRDN (a)	10,690,000	10,690,000
Cuyahoga County Hosp. Facilities Rev. (Sisters of Charity of Saint Augustine Health Sys. Proj.) Series 2000, 0.17% 10/5/12, LOC PNC Bank NA, VRDN (a)	3,500,000	3,500,000
Cuyahoga County Hsg. Rev. (Euclid Avenue Hsg. Corp. Proj.) Series 2009 A, 0.17% 10/5/12, LOC PNC Bank NA, VRDN (a)	16,000,000	16,000,000
Cuyahoga County Indl. Dev. Rev. (Pubco Corp. Proj.) Series 2001, 0.32% 10/5/12, LOC PNC Bank NA, VRDN (a)(d)	355,000	355,000
Franklin County Hosp. Rev.:
(OhioHealth Corp. Proj.) Series D, 0.18% 10/5/12, LOC U.S. Bank NA, Cincinnati, VRDN (a)	1,000,000	1,000,000
(U.S. Health Corp. of Columbus Proj.) Series 1996 B, 0.18% 10/5/12, LOC U.S. Bank NA, Cincinnati, VRDN (a)	8,575,000	8,575,000
Participating VRDN:
Series BC 11 21B, 0.18% 10/5/12 (Liquidity Facility Barclays Bank PLC) (a)(e)	4,660,000	4,660,000
Series WF 11 78C, 0.2% 10/5/12 (Liquidity Facility Wells Fargo Bank NA) (a)(e)	12,035,000	12,035,000
Geauga County Rev. (South Franklin Circle Proj.):
Series 2007 A, 0.32% 10/1/12, LOC KeyBank NA, VRDN (a)	5,095,000	5,095,000
Series 2007B, 0.32% 10/1/12, LOC KeyBank NA, VRDN (a)	2,500,000	2,500,000
Hamilton County Health Care Facilities Rev. (The Children's Home of Cincinnati Proj.) Series 2009, 0.18% 10/5/12, LOC U.S. Bank NA, Cincinnati, VRDN (a)	3,275,000	3,275,000
Hamilton County Healthcare Rev. (Life Enriching Cmntys. Proj.):
Series 2006 C, 0.2% 10/5/12, LOC PNC Bank NA, VRDN (a)	8,415,000	8,415,000
Series 2011 B, 0.2% 10/5/12, LOC PNC Bank NA, VRDN (a)	2,700,000	2,700,000
Hamilton County Hosp. Facilities Rev. (Children's Hosp. Med. Ctr. Proj.):
Series 1997 A, 0.17% 10/5/12, LOC PNC Bank NA, VRDN (a)	12,580,000	12,580,000
Variable Rate Demand Note - continued
	Principal Amount	Value
Ohio - continued
Hamilton County Hosp. Facilities Rev. (Children's Hosp. Med. Ctr. Proj.): - continued
Series 2000, 0.19% 10/5/12, LOC JPMorgan Chase Bank, VRDN (a)	$ 6,915,000	$ 6,915,000
Series 2002 I, 0.17% 10/5/12, LOC U.S. Bank NA, Cincinnati, VRDN (a)	17,335,000	17,335,000
Kent State Univ. Revs. Series 2008 B, 0.22% 10/5/12, LOC Bank of America NA, VRDN (a)	44,400,000	44,400,000
Lake County Indl. Dev. Rev. (Norshar Co. Proj.) 0.39% 10/5/12, LOC JPMorgan Chase Bank, VRDN (a)(d)	2,100,000	2,100,000
Lancaster Port Auth. Gas Rev. 0.19% 10/5/12 (Liquidity Facility Royal Bank of Canada), VRDN (a)	44,245,000	44,245,000
Lima Hosp. Rev. (Lima Memorial Hosp. Proj.) 0.19% 10/5/12, LOC JPMorgan Chase Bank, VRDN (a)	905,000	905,000
Lorain County Port Auth. Edl. Facilities Rev. (St. Ignatius High School Proj.) 0.19% 10/5/12, LOC U.S. Bank NA, Cincinnati, VRDN (a)	2,250,000	2,250,000
Lucas County Hosp. Rev. Participating VRDN Series BC 11 31B, 0.18% 10/5/12 (Liquidity Facility Barclays Bank PLC) (a)(e)	8,475,000	8,475,000
Middletown Dev. Rev. (Bishop Fenwick High School Proj.) 0.26% 10/5/12, LOC JPMorgan Chase Bank, VRDN (a)	8,745,000	8,745,000
Middletown Hosp. Facilities Rev. (Atrium Med. Ctr. Obligated Group Proj.) Series 2008 A, 0.19% 10/5/12, LOC JPMorgan Chase Bank, VRDN (a)	4,615,000	4,615,000
Montgomery County Rev. Participating VRDN Series Floaters 3260, 0.25% 10/5/12 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(e)	8,965,000	8,965,000
Ohio Air Quality Dev. Auth. Rev.:
(Cincinnati Gas & Elec. Co. Proj.):
Series A, 0.4% 10/5/12, VRDN (a)	2,600,000	2,600,000
Series B, 0.32% 10/5/12, VRDN (a)	2,700,000	2,700,000
(Dayton Pwr. & Lt. Co. Proj.) Series 2008 A, 0.23% 10/5/12, LOC JPMorgan Chase Bank, VRDN (a)(d)	13,700,000	13,700,000
(Ohio Valley Elec. Corp. Proj.):
Series 2009 C, 0.16% 10/5/12, LOC Bank of Tokyo-Mitsubishi UFJ Ltd., VRDN (a)	15,700,000	15,700,000
Series 2009 D, 0.18% 10/5/12, LOC Bank of Tokyo-Mitsubishi UFJ Ltd., VRDN (a)	24,400,000	24,400,000
(Timken Co. Proj.) 0.32% 10/5/12, LOC KeyBank NA, VRDN (a)	400,000	400,000
Ohio Gen. Oblig. (Common Schools Proj.) Series 2005 A, 0.18% 10/5/12, VRDN (a)	8,200,000	8,200,000
Variable Rate Demand Note - continued
	Principal Amount	Value
Ohio - continued
Ohio Higher Edl. Facility Commission Rev.:
(Case Western Reserve Univ. Proj.) Series 2008 A, 0.19% 10/5/12, LOC PNC Bank NA, VRDN (a)	$ 32,900,000	$ 32,900,000
(Ohio Northern Univ. Proj.) Series 2008 A, 0.17% 10/5/12, LOC JPMorgan Chase Bank, VRDN (a)	7,000,000	7,000,000
(Univ. Hosp. Health Sys. Proj.) Series 2008 B, 0.24% 10/5/12, LOC RBS Citizens NA, VRDN (a)	10,000,000	10,000,000
(Xavier Univ. Proj.) Series 2008 A, 0.17% 10/5/12, LOC U.S. Bank NA, Cincinnati, VRDN (a)	9,100,000	9,100,000
Series 2008 B1, 0.22% 10/1/12, LOC U.S. Bank NA, Cincinnati, VRDN (a)	3,030,000	3,030,000
Ohio Hosp. Facilities Rev. Participating VRDN:
Series Putters 3552, 0.19% 10/5/12 (Liquidity Facility JPMorgan Chase Bank) (a)(e)	2,440,000	2,440,000
Series Putters 3558, 0.19% 10/5/12 (Liquidity Facility JPMorgan Chase Bank) (a)(e)	1,200,000	1,200,000
Ohio Hsg. Fin. Agcy. Mtg. Rev.:
(Mtg.-Backed Securities Prog.):
Series 2005 B1, 0.19% 10/5/12 (Liquidity Facility Fed. Home Ln. Bank, Cincinnati), VRDN (a)(d)	7,500,000	7,500,000
Series 2005 B2, 0.19% 10/5/12 (Liquidity Facility Fed. Home Ln. Bank, Cincinnati), VRDN (a)(d)	5,000,000	5,000,000
Series 2005 F, 0.19% 10/5/12 (Liquidity Facility Fed. Home Ln. Bank, Cincinnati), VRDN (a)(d)	14,800,000	14,800,000
Series F, 0.18% 10/5/12 (Liquidity Facility Fed. Home Ln. Bank, Cincinnati), VRDN (a)(d)	2,000,000	2,000,000
Participating VRDN Series Merlots 06 A2, 0.25% 10/5/12 (Liquidity Facility Wells Fargo Bank NA) (a)(d)(e)	1,440,000	1,440,000
Series 2004 D, 0.19% 10/5/12 (Liquidity Facility Fed. Home Ln. Bank, Cincinnati), VRDN (a)(d)	10,860,000	10,860,000
Ohio Hsg. Fin. Agcy. Multi-family Hsg. Rev.:
(Pedcor Invts. Willow Lake Apts. Proj.) Series B, 0.33% 10/5/12, LOC Fed. Home Ln. Bank, Indianapolis, VRDN (a)(d)	425,000	425,000
(Wingate at Belle Meadows Proj.) 0.21% 10/5/12, LOC Fed. Home Ln. Bank, Cincinnati, VRDN (a)(d)	8,630,000	8,630,000
Ohio Hsg. Fin. Agcy. Residential Mtg. Rev.:
(Mtg.-Backed Securities Prog.) Series 2008 D, 0.19% 10/5/12 (Liquidity Facility Fed. Home Ln. Bank, Cincinnati), VRDN (a)(d)	20,550,000	20,550,000
Participating VRDN:
Series BC 11 115B, 0.22% 10/5/12 (Liquidity Facility Barclays Bank PLC) (a)(d)(e)	3,630,000	3,630,000
Variable Rate Demand Note - continued
	Principal Amount	Value
Ohio - continued
Ohio Hsg. Fin. Agcy. Residential Mtg. Rev.: - continued
Participating VRDN:
Series Putters 4180, 0.24% 10/5/12 (Liquidity Facility JPMorgan Chase Bank) (a)(d)(e)	$ 3,650,000	$ 3,650,000
Series 2006 I, 0.25% 10/5/12 (Liquidity Facility Citibank NA), VRDN (a)(d)	5,000,000	5,000,000
Series 2008 B, 0.2% 10/5/12 (Liquidity Facility Fed. Home Ln. Bank, Cincinnati), VRDN (a)(d)	25,715,000	25,715,000
Series 2008 H, 0.18% 10/5/12 (Liquidity Facility Fed. Home Ln. Bank, Cincinnati), VRDN (a)(d)	4,100,000	4,100,000
Ohio Wtr. Dev. Auth. (Waste Mgmt., Inc. Proj.) Series B, 0.22% 10/5/12, LOC Bank of America NA, VRDN (a)(d)	6,900,000	6,900,000
Ohio Wtr. Dev. Auth. Poll. Cont. Facilities Rev. (FirstEnergy Nuclear Generation Corp. Proj.) Series 2006 B, 0.19% 10/5/12, LOC Wells Fargo Bank NA, VRDN (a)	10,700,000	10,700,000
Olentangy Local School District Participating VRDN Series Solar 07-7, 0.18% 10/5/12 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(e)	12,300,000	12,300,000
Portage County Hosp. Rev. (Robinson Memorial Hosp. Proj.) Series 2008, 0.21% 10/5/12, LOC JPMorgan Chase Bank, VRDN (a)	19,850,000	19,850,000
Richland County Health Care Facilities Rev. (Wesleyan Sr. Living Proj.) Series 2004 A, 0.19% 10/5/12, LOC JPMorgan Chase Bank, VRDN (a)	2,625,000	2,625,000
Village of Indian Hill Econ. Dev. Rev. (Cincinnati Country Day School Proj.) Series 1999, 0.22% 10/5/12, LOC PNC Bank NA, VRDN (a)	4,345,000	4,345,000
Westlake Health Facilities Rev. (Lutheran Home Proj.) Series 2005, 0.3% 10/5/12, LOC RBS Citizens NA, VRDN (a)	2,000,000	2,000,000
Wood County Indl. Dev. Rev. (CMC Group Proj.) Series 2001, 0.29% 10/5/12, LOC PNC Bank NA, VRDN (a)(d)	875,000	875,000
Zanesville-Muskingum Port Auth. Indl. Dev. Rev. (Almana II LLC Proj.) Series 2000, 0.75% 10/5/12, LOC JPMorgan Chase Bank, VRDN (a)(d)	1,350,000	1,350,000
		704,120,000
Tennessee - 0.1%
Clarksville Pub. Bldg. Auth. Rev. (Tennessee Muni. Bond Fund Proj.) Series 2001, 0.21% 10/1/12, LOC Bank of America NA, VRDN (a)	1,445,000	1,445,000
Texas - 0.4%
Port Arthur Navigation District Indl. Dev. Corp. Exempt Facilities Rev. (Air Products Proj.) Series 2010 A, 0.2% 10/5/12 (Total SA Guaranteed), VRDN (a)	5,000,000	5,000,000
Variable Rate Demand Note - continued
	Principal Amount	Value
Virginia - 0.3%
Virginia Hsg. Dev. Auth. Commonwealth Mtg. Rev. Participating VRDN Series BA 1047, 0.28% 10/5/12 (Liquidity Facility Bank of America NA) (a)(d)(e)	$ 3,200,000	$ 3,200,000
TOTAL VARIABLE RATE DEMAND NOTE		718,375,000
Other Municipal Debt - 22.9%

Kentucky - 0.2%
Trimble County Poll. Cont. Rev. Bonds (Louisville Gas & Elec. Co. Proj.) Series 2001 B, 0.4% tender 11/2/12, CP mode (d)	1,600,000	1,600,000
Massachusetts - 0.4%
Massachusetts Indl. Fin. Agcy. Poll. Cont. Rev. Bonds (New England Pwr. Co. Proj.) Series 1992, 0.45% tender 10/17/12, CP mode	4,000,000	4,000,000
New Hampshire - 0.1%
New Hampshire Bus. Fin. Auth. Poll. Cont. Rev. Bonds (New England Pwr. Co. Proj.) Series 1990 A, 0.5% tender 10/17/12, CP mode (d)	1,200,000	1,200,000
Ohio - 22.2%
American Muni. Pwr. Bonds (Omega Joint Venture 6 Proj.) 0.32%, tender 2/15/13 (a)	2,959,000	2,959,000
Avon Gen. Oblig. BAN Series 2012-1, 1% 6/27/13	5,955,000	5,983,385
Avon Local School District BAN 1% 12/13/12	1,675,000	1,676,560
Beachwood Gen. Oblig. BAN 1% 8/7/13	1,735,000	1,745,580
Cincinnati Gen. Oblig. Bonds Series 2011 E, 2% 12/1/12	2,510,000	2,517,620
Columbus City School District BAN Series 2011, 1% 11/30/12	1,325,000	1,326,253
Columbus Gen. Oblig. Bonds:
Series 2005 D, 5% 12/15/12	4,150,000	4,190,989
Series 2006 A, 5% 12/15/12	1,500,000	1,514,744
Cuyahoga County Rev. Bonds (Cleveland Clinic Health Sys. Obligated Group Prog.) Series 2003 A, 5.5% 1/1/13	1,070,000	1,084,101
Cuyahoga Falls Gen. Oblig. BAN 1% 12/6/12	2,185,000	2,186,762
Franklin County Hosp. Rev. Bonds (U.S. Health Corp. of Columbus Proj.) Series 2011 B, 0.25%, tender 7/9/13 (a)	20,400,000	20,400,000
Green Gen. Oblig. BAN Series 2012 B, 0.75% 6/19/13	1,473,000	1,476,665
Independence Gen. Oblig. BAN Series 2012, 1.125% 4/19/13	1,500,000	1,505,934
Mason City School District BAN Series 2012, 2% 1/31/13	5,000,000	5,027,475
Mason Gen. Oblig. BAN 1.5% 6/27/13	3,200,000	3,225,824
Other Municipal Debt - continued
	Principal Amount	Value
Ohio - continued
Ohio Bldg. Auth. Bonds:
(Adult Correctional Bldg. Fund Proj.):
Series 2004 B, 5% 10/1/12	$ 1,800,000	$ 1,800,000
Series 2011 B, 1.5% 10/1/12	6,000,000	6,000,000
Series 2003 A:
5% 4/1/13	1,900,000	1,944,601
5% 4/1/13	1,400,000	1,432,880
Ohio Gen. Oblig. Bonds:
Series 2002 C, 5.5% 11/1/12	1,000,000	1,004,453
Series 2003 A:
4.5% 3/15/13 (Pre-Refunded to 3/15/13 @ 100)	1,000,000	1,019,181
5% 3/15/13	1,900,000	1,941,256
Series 2009 C:
5% 8/1/13	1,000,000	1,039,237
5% 9/15/13	5,000,000	5,227,654
Series 2010 A, 5% 11/1/12	3,715,000	3,729,947
Series 2012 A:
2% 2/1/13	10,900,000	10,965,580
4% 2/1/13	4,515,000	4,572,627
Series Q, 4% 4/1/13	1,305,000	1,329,701
Ohio Higher Edl. Facility Commission Rev. Bonds:
(Denison Univ. Proj.) Series 2004, 5% 11/1/12	1,850,000	1,857,255
(The Cleveland Clinic Foundation Proj.):
Series 2008 B5:
0.17% tender 10/23/12, CP mode	2,000,000	2,000,000
0.19% tender 10/4/12, CP mode	7,100,000	7,100,000
0.2% tender 10/11/12, CP mode	22,700,000	22,700,000
0.21% tender 3/7/13, CP mode	10,200,000	10,200,000
Series 2008 B6:
0.17% tender 10/23/12, CP mode	23,900,000	23,900,000
0.18% tender 12/6/12, CP mode	5,000,000	5,000,000
0.18% tender 12/6/12, CP mode	7,300,000	7,300,000
0.21% tender 2/7/13, CP mode	5,000,000	5,000,000
Series 2008 B5, 0.2% tender 1/10/13, CP mode	10,300,000	10,300,000
Series 2012 A, 2% 1/1/13	3,335,000	3,350,082
Ohio State Univ. Gen. Receipts Bonds:
Series 2003 B, 5.25% 6/1/13 (Pre-Refunded to 6/1/13 @ 100)	4,090,000	4,226,927
Series 2010 A, 5% 12/1/12	3,000,000	3,024,099
Ohio Wtr. Dev. Auth. Rev. Bonds Series 2010 B, 5% 6/1/13	2,785,000	2,873,657
Ohio Wtr. Dev. Auth. Wtr. Poll. Cont. Rev. Bonds:
Series 2003, 5% 12/1/12	1,625,000	1,637,777
Other Municipal Debt - continued
	Principal Amount	Value
Ohio - continued
Ohio Wtr. Dev. Auth. Wtr. Poll. Cont. Rev. Bonds: - continued
Series 2004:
5% 6/1/13	$ 1,000,000	$ 1,031,825
5% 6/1/13	475,000	489,894
Shaker Heights City School District BAN Series 2012, 2% 12/12/12	3,220,000	3,231,017
Univ. of Cincinnati Gen. Receipts BAN:
Series 2011 F, 2% 12/13/12	17,000,000	17,056,751
Series 2012 B, 2% 5/9/13	10,600,000	10,708,248
		241,815,541
TOTAL OTHER MUNICIPAL DEBT		248,615,541
Investment Company - 10.9%
	Shares
Fidelity Municipal Cash Central Fund, 0.20% (b)(c)	119,051,000	119,051,000
TOTAL INVESTMENT PORTFOLIO - 99.8% (Cost $1,086,041,541)		1,086,041,541
NET OTHER ASSETS (LIABILITIES) - 0.2%		2,481,028
NET ASSETS - 100%		$ 1,088,522,569
Security Type Abbreviations
BAN	-	BOND ANTICIPATION NOTE
CP	-	COMMERCIAL PAPER
VRDN	-	VARIABLE RATE DEMAND NOTE (A debt instrument that is payable upon demand, either daily, weekly or monthly)
Legend
(a) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(b) Information in this report regarding holdings by state and security types does not reflect the holdings of the Fidelity Municipal Cash Central Fund.

(c) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(d) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(e) Provides evidence of ownership in one or more underlying municipal bonds.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Municipal Cash Central Fund	$ 135,496
Other Information

The date shown for securities represents the date when principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets.

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section at the end of this listing.

Income Tax Information
At September 30, 2012, the cost of investment securities for income tax purposes was $1,086,041,541.
Investment Valuation

Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

As permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates fair value. The amortized cost of an instrument is determined by valuing it at its original cost and thereafter amortizing any discount or premium from its face value at a constant rate until maturity. Securities held by a money market fund are generally high quality and liquid; however, they are reflected as Level 2 because the inputs used to determine fair value are not quoted prices in an active market.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Pennsylvania Municipal
Money Market Fund

September 30, 2012

1.807725.108

PFR-QTLY-1112

Investments September 30, 2012 (Unaudited)

Showing Percentage of Net Assets

Variable Rate Demand Note - 77.2%
	Principal Amount	Value
Alabama - 0.1%
Decatur Indl. Dev. Board Exempt Facilities Rev. (Nucor Steel Decatur LLC Proj.) Series 2003 A, 0.2% 10/5/12, VRDN (b)(e)	$ 400,000	$ 400,000
District Of Columbia - 0.1%
District of Columbia Rev. (American Psychological Assoc. Proj.) Series 2003, 0.23% 10/5/12, LOC Bank of America NA, VRDN (b)	900,000	900,000
Florida - 0.5%
Collier County Hsg. Fin. Auth. Multi-family Rev. (George Washington Carver Apts. Proj.) Series 2005, 0.28% 10/5/12, LOC PNC Bank NA, VRDN (b)(e)	3,275,000	3,275,000
Georgia - 0.3%
Coweta County Dev. Auth. Rev. (W. Y. Industries, Inc. Proj.) Series 2007, 0.34% 10/5/12, LOC Wells Fargo Bank NA, VRDN (b)(e)	1,890,000	1,890,000
Iowa - 0.5%
Iowa Fin. Auth. Poll. Cont. Facility Rev. (MidAmerican Energy Proj.) Series 2008 B, 0.19% 10/5/12, VRDN (b)	3,200,000	3,200,000
New Jersey - 0.1%
Salem County Poll. Cont. Fin. Auth. Rev. (Pub. Svc. Elec. and Gas Co. Proj.) Series 2012 A, 0.44% 10/5/12, VRDN (b)(e)	500,000	500,000
North Carolina - 0.1%
Parson County Indl. Facilities and Poll. Cont. Fing. Auth. (CertainTeed Gypsum NC, Inc. Proj.) Series 2010, 0.4% 10/5/12, LOC Cr. Industriel et Commercial, VRDN (b)	500,000	500,000
Pennsylvania - 74.4%
Allegheny County Series C-58 A, 0.19% 10/5/12, LOC JPMorgan Chase Bank, VRDN (b)	7,845,000	7,845,000
Allegheny County Hosp. Dev. Auth. Rev.:
(Children's Institute Pittsburgh Proj.) Series 2005 A, 0.19% 10/5/12, LOC PNC Bank NA, VRDN (b)	3,190,000	3,190,000
(Jefferson Reg'l. Med. Ctr.) Series 2010 A, 0.19% 10/5/12, LOC PNC Bank NA, VRDN (b)	8,640,000	8,640,000
(South Hills Health Sys. Proj.) Series 2000 A, 0.19% 10/5/12, LOC PNC Bank NA, VRDN (b)	4,600,000	4,600,000
Allegheny County Indl. Dev. Auth. Rev.:
(Doren, Inc. Proj.) Series 1997 C, 0.32% 10/5/12, LOC PNC Bank NA, VRDN (b)(e)	300,000	300,000
(R.I. Lampus Co. Proj.) Series 1997 A, 0.32% 10/5/12, LOC PNC Bank NA, VRDN (b)(e)	710,000	710,000
(The Neighborhood Academy Proj.) 0.19% 10/5/12, LOC PNC Bank NA, VRDN (b)	4,500,000	4,500,000
Variable Rate Demand Note - continued
	Principal Amount	Value
Pennsylvania - continued
Allegheny County Indl. Dev. Auth. Rev.: - continued
(The Watson Institute Friendship Academy Proj.) Series 2010, 0.19% 10/5/12, LOC PNC Bank NA, VRDN (b)	$ 3,750,000	$ 3,750,000
(Union Elec. Steel Co. Proj.) Series 1996 A, 0.22% 10/5/12, LOC PNC Bank NA, VRDN (b)(e)	3,120,000	3,120,000
(United Jewish Federation Proj.) Series 1996 A, 0.19% 10/5/12, LOC PNC Bank NA, VRDN (b)	400,000	400,000
Beaver County Indl. Dev. Auth. Poll. Cont. Rev. Series 2005 A, 0.18% 10/5/12, LOC Bank of Nova Scotia New York Branch, VRDN (b)	6,700,000	6,700,000
Berks County Indl. Dev. Auth. Rev. (Kutztown Univ. Foundation, Inc. Proj.) Series 2004, 0.19% 10/5/12, LOC Wells Fargo Bank NA, VRDN (b)	6,740,000	6,740,000
Berks County Muni. Auth. Rev. Participating VRDN Series Putters 3779 Z, 0.19% 10/5/12 (Liquidity Facility JPMorgan Chase Bank) (b)(f)	2,750,000	2,750,000
Bucks County Indl. Dev. Auth. Rev.:
(Lutheran Cmnty. at Telford Healthcare Ctr., Inc. Proj.) Series 2007 B, 0.22% 10/5/12, LOC Citizens Bank of Pennsylvania, VRDN (b)	3,650,000	3,650,000
(Snowball Real Estate LP Proj.) 0.39% 10/5/12, LOC Wells Fargo Bank NA, VRDN (b)(e)	1,305,000	1,305,000
Butler County Gen. Auth. Rev. (Erie School District Proj.) Series 2011, 0.19% 10/5/12, LOC PNC Bank NA, VRDN (b)	5,350,000	5,350,000
Chester County Indl. Dev. Auth. Student Hsg. Rev. (West Chester Univ. Proj.):
Series 2008 A1, 0.18% 10/5/12, LOC Citizens Bank of Pennsylvania, VRDN (b)	20,240,000	20,240,000
Series 2008 A2, 0.18% 10/5/12, LOC TD Banknorth, NA, VRDN (b)	29,905,000	29,905,000
Chester County Intermediate Unit Rev. Series 2003, 0.18% 10/5/12, LOC PNC Bank NA, VRDN (b)	2,055,000	2,055,000
Crawford County Indl. Dev. Auth. College Rev. (Allegheny College Proj.) Series 2009 B, 0.19% 10/5/12, LOC PNC Bank NA, VRDN (b)	2,000,000	2,000,000
Cumberland County Muni. Auth. Rev. (Messiah Village Proj.) Series 2008 B, 0.29% 10/5/12, LOC Citizens Bank of Pennsylvania, VRDN (b)	8,000,000	8,000,000
Delaware County Auth. Rev. (White Horse Village Proj.):
Series 2006 A, 0.26% 10/1/12, LOC Citizens Bank of Pennsylvania, VRDN (b)	1,915,000	1,915,000
Series 2006 B, 0.26% 10/1/12, LOC Citizens Bank of Pennsylvania, VRDN (b)	4,900,000	4,900,000
Variable Rate Demand Note - continued
	Principal Amount	Value
Pennsylvania - continued
Delaware County Indl. Dev. Auth. Rev. (The Agnes Irwin School Proj.) Series 2003, 0.24% 10/5/12, LOC Citizens Bank of Pennsylvania, VRDN (b)	$ 8,885,000	$ 8,885,000
Erie County Hosp. Auth. Rev. (Saint Vincent Health Ctr. Proj.) Series 2010 B, 0.18% 10/5/12, LOC Manufacturers & Traders Trust Co., VRDN (b)	13,000,000	13,000,000
Geisinger Auth. Health Sys. Rev. Participating VRDN:
Series Putters 3446, 0.19% 10/5/12 (Liquidity Facility JPMorgan Chase Bank) (b)(f)	6,600,000	6,600,000
Series Putters 3915 Z, 0.19% 10/5/12 (Liquidity Facility JPMorgan Chase Bank) (b)(f)	5,000,000	5,000,000
Series WF 11 69C, 0.2% 10/5/12 (Liquidity Facility Wells Fargo Bank NA) (b)(f)	1,600,000	1,600,000
Haverford Township School District Series 2009, 0.18% 10/5/12, LOC TD Banknorth, NA, VRDN (b)	6,675,000	6,675,000
Lehigh County Gen. Purp. Auth. (Muhlenberg College Proj.) Series 2008, 0.2% 10/5/12, LOC Bank of America NA, VRDN (b)	9,100,000	9,100,000
Montgomery County Redev. Auth. Multi-family Hsg. Rev. (Kingswood Apts. Proj.) Series 2001 A, 0.18% 10/5/12, LOC Fannie Mae, VRDN (b)	1,950,000	1,950,000
Moon Indl. Dev. Auth. Commercial Dev. Rev. (One Thorn Run Ctr. Proj.) Series 1995 A, 0.22% 10/5/12, LOC PNC Bank NA, VRDN (b)(e)	2,530,000	2,530,000
Northampton Indl. Dev. Auth. Rev. (Ultra-Poly Corp./Portland Ind. Park Proj.) Series 1997, 0.28% 10/5/12, LOC PNC Bank NA, VRDN (b)(e)	647,000	647,000
Pennsylvania Econ. Dev. Fing. Auth. Indl. Dev. Rev.:
(Leidy's, Inc. Proj.) Series 1995 D7, 0.22% 10/5/12, LOC PNC Bank NA, VRDN (b)(e)	400,000	400,000
(Westrum Harleysville II, LP Proj.) Series 2005, 0.2% 10/5/12, LOC Fed. Home Ln. Bank Pittsburgh, VRDN (b)(e)	10,575,000	10,575,000
Series 1999 C4, 0.32% 10/5/12, LOC PNC Bank NA, VRDN (b)(e)	300,000	300,000
Series 2002 B5, 0.22% 10/5/12, LOC PNC Bank NA, VRDN (b)(e)	5,000,000	5,000,000
Series 2004 D2, 0.22% 10/5/12, LOC PNC Bank NA, VRDN (b)(e)	1,000,000	1,000,000
Pennsylvania Econ. Dev. Fing. Auth. Manufacturing Facility Rev. (Dodge Realty Partners Proj.) Series 2007, 0.26% 10/5/12, LOC Citibank NA, VRDN (b)(e)	6,000,000	6,000,000
Pennsylvania Gen. Oblig. Participating VRDN:
Series Putters 3350, 0.19% 10/5/12 (Liquidity Facility JPMorgan Chase Bank) (b)(f)	4,540,000	4,540,000
Variable Rate Demand Note - continued
	Principal Amount	Value
Pennsylvania - continued
Pennsylvania Gen. Oblig. Participating VRDN: - continued
Series Putters 3352Z, 0.19% 10/5/12 (Liquidity Facility JPMorgan Chase Bank) (b)(f)	$ 4,435,000	$ 4,435,000
Series Putters 4014, 0.19% 10/5/12 (Liquidity Facility JPMorgan Chase Bank) (b)(f)	3,000,000	3,000,000
Series Putters 4201, 0.2% 10/1/12 (Liquidity Facility JPMorgan Chase Bank) (b)(f)	1,995,000	1,995,000
Series RBC O 34, 0.18% 10/5/12 (Liquidity Facility Royal Bank of Canada) (b)(f)	5,000,000	5,000,000
Series ROC II R 11505, 0.18% 10/5/12 (Liquidity Facility Citibank NA) (b)(f)	11,000,000	11,000,000
Series ROC II R 14002, 0.19% 10/5/12 (Liquidity Facility Citibank NA) (b)(f)	7,800,000	7,800,000
Series WF 11 121C, 0.2% 10/5/12 (Liquidity Facility Wells Fargo Bank NA) (b)(f)	13,400,000	13,400,000
Pennsylvania Higher Edl. Facilities Auth. Rev.:
(Holy Family Univ. Proj.) Series 2008, 0.18% 10/5/12, LOC TD Banknorth, NA, VRDN (b)	4,435,000	4,435,000
(Thomas Jefferson Univ. Proj.) Series 2008 B, 0.19% 10/5/12, LOC JPMorgan Chase Bank, VRDN (b)	3,000,000	3,000,000
Participating VRDN:
ROC II R 11721, 0.19% 10/5/12 (Liquidity Facility Citibank NA) (b)(f)	7,500,000	7,500,000
Series MS 3252, 0.25% 10/5/12 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (b)(f)	5,840,000	5,840,000
Series Putters 3583Z, 0.19% 10/5/12 (Liquidity Facility JPMorgan Chase Bank) (b)(f)	6,060,000	6,060,000
Series WF 11 26C, 0.2% 10/5/12 (Liquidity Facility Wells Fargo Bank NA) (b)(f)	3,000,000	3,000,000
Pennsylvania Hsg. Fin. Agcy. Single Family Mtg. Rev. Participating VRDN:
Series Putters 3786 Z, 0.27% 10/5/12 (Liquidity Facility JPMorgan Chase Bank) (b)(e)(f)	4,870,000	4,870,000
Series Putters 3950, 0.19% 10/5/12 (Liquidity Facility JPMorgan Chase Bank) (b)(f)	3,000,000	3,000,000
Series Putters 4109, 0.25% 10/1/12 (Liquidity Facility JPMorgan Chase Bank) (b)(e)(f)	6,800,000	6,800,000
Series Putters 4141 Z, 0.19% 10/5/12 (Liquidity Facility JPMorgan Chase Bank) (b)(f)	4,875,000	4,875,000
Pennsylvania Intergovernmental Coop. Auth. Spl. Tax Rev. Participating VRDN Series Putters 3481, 0.19% 10/5/12 (Liquidity Facility JPMorgan Chase Bank) (b)(f)	5,035,000	5,035,000
Variable Rate Demand Note - continued
	Principal Amount	Value
Pennsylvania - continued
Pennsylvania State Pub. School Participating VRDN Series Solar 06 161, 0.18% 10/5/12 (Liquidity Facility U.S. Bank NA, Cincinnati) (b)(f)	$ 3,975,000	$ 3,975,000
Pennsylvania Tpk. Commission Tpk. Rev.:
Series 2008 B1, 0.18% 10/5/12, LOC Barclays Bank PLC, VRDN (b)	21,925,000	21,925,000
Series 2008 C, 0.18% 10/5/12, LOC Barclays Bank PLC, VRDN (b)	20,200,000	20,200,000
Philadelphia Arpt. Rev. Series 2005 C2, 0.19% 10/5/12, LOC Royal Bank of Canada, VRDN (b)(e)	11,000,000	11,000,000
Philadelphia Auth. for Indl. Dev. Rev.:
(Spl. People in Northeast, Inc. Proj.) Series 2006, 0.19% 10/5/12, LOC Citizens Bank of Pennsylvania, VRDN (b)	7,125,000	7,125,000
(The Franklin Institute Proj.) Series 2006, 0.2% 10/5/12, LOC Bank of America NA, VRDN (b)	9,200,000	9,200,000
(William Penn Charter School Proj.) Series 2008, 0.19% 10/5/12, LOC PNC Bank NA, VRDN (b)	2,260,000	2,260,000
Philadelphia Auth. Indl. Dev. Lease Rev. Series 2007 B1, 0.18% 10/5/12, LOC JPMorgan Chase Bank, VRDN (b)	6,800,000	6,800,000
Philadelphia Gas Works Rev. (1998 Gen. Ordinance Proj.) Eighth Series D, 0.17% 10/5/12, LOC Bank of America NA, VRDN (b)	26,000,000	26,000,000
Philadelphia Hospitals & Higher Ed. Facilities Auth. Health Systems Rev. Participating VRDN Series ROC II R 11867, 0.18% 10/5/12 (Liquidity Facility Citibank NA) (b)(f)	5,500,000	5,500,000
Philadelphia Hospitals & Higher Ed. Facilities Auth. Hosp. Rev. Participating VRDN Series Putters 3975, 0.19% 10/5/12 (Liquidity Facility JPMorgan Chase Bank) (b)(f)	3,665,000	3,665,000
RBC Muni. Products, Inc. Trust Participating VRDN:
Series RBC E 22, 0.18% 10/5/12 (Liquidity Facility Royal Bank of Canada) (b)(f)	13,300,000	13,300,000
Series RBC E 28, 0.18% 10/5/12 (Liquidity Facility Royal Bank of Canada) (b)(f)	13,740,000	13,740,000
Series RBC E 29, 0.18% 10/5/12 (Liquidity Facility Royal Bank of Canada) (b)(f)	6,500,000	6,500,000
Series RBC E 30, 0.18% 10/5/12 (Liquidity Facility Royal Bank of Canada) (b)(f)	10,000,000	10,000,000
Ridley School District Series 2009, 0.18% 10/5/12, LOC TD Banknorth, NA, VRDN (b)	6,520,000	6,520,000
Schuylkill County Indl. Dev. Auth. Rev. (KP Tamaqua LP Proj.) Series 2007, 0.26% 10/5/12, LOC Citizens Bank of Pennsylvania, VRDN (b)(e)	2,005,000	2,005,000
Somerset County Gen. Oblig. Series 2009 A, 0.19% 10/5/12, LOC PNC Bank NA, VRDN (b)	4,475,000	4,475,000
Variable Rate Demand Note - continued
	Principal Amount	Value
Pennsylvania - continued
Westmoreland County Indl. Dev. Auth. Rev. (Excela Health Proj.) Series 2010 B, 0.19% 10/5/12, LOC PNC Bank NA, VRDN (b)	$ 5,155,000	$ 5,155,000
Wilkens Area Indl. Dev. Auth. Rev. (Fairview Extended Care Proj.) Series B, 0.25% 10/5/12, LOC Bank of America NA, VRDN (b)	5,665,000	5,665,000
		502,422,000
Puerto Rico - 0.2%
Puerto Rico Commonwealth Pub. Impt. Gen. Oblig. Series 2003 C5-2, 0.18% 10/5/12, LOC Barclays Bank PLC NY Branch, VRDN (b)	1,700,000	1,700,000
South Carolina - 0.1%
Oconee County Poll. Cont. Rev. (Duke Energy Corp. Proj.) Series 1999 B, 0.3% 10/1/12, VRDN (b)(e)	500,000	500,000
Texas - 0.7%
Harris County Cultural Ed. Facilities Fin. Corp. Rev. (YMCA of the Greater Houston Area Proj.) Series 2008 C, 0.24% 10/1/12, LOC Bank of America NA, VRDN (b)	1,200,000	1,200,000
North Texas Tollway Auth. Rev. Series 2011 A, 0.2% 10/5/12, LOC Morgan Stanley Bank, West Valley City Utah, VRDN (b)	3,800,000	3,800,000
		5,000,000
Virginia - 0.1%
Virginia Hsg. Dev. Auth. Commonwealth Mtg. Rev. Participating VRDN Series BA 1047, 0.28% 10/5/12 (Liquidity Facility Bank of America NA) (b)(e)(f)	1,000,000	1,000,000
TOTAL VARIABLE RATE DEMAND NOTE		521,287,000
Other Municipal Debt - 17.6%

Kentucky - 0.1%
Trimble County Poll. Cont. Rev. Bonds (Louisville Gas & Elec. Co. Proj.) Series 2001 B, 0.4% tender 11/2/12, CP mode (e)	1,100,000	1,100,000
Massachusetts - 0.2%
Massachusetts Indl. Fin. Agcy. Poll. Cont. Rev. Bonds (New England Pwr. Co. Proj.) Series 1993 A, 0.45% tender 10/18/12, CP mode	1,200,000	1,200,000
Other Municipal Debt - continued
	Principal Amount	Value
New Hampshire - 0.3%
New Hampshire Bus. Fin. Auth. Poll. Cont. Rev. Bonds (New England Pwr. Co. Proj.):
Series 1990 A, 0.5% tender 10/17/12, CP mode (e)	$ 1,300,000	$ 1,300,000
Series 1990 B, 0.5% tender 10/25/12, CP mode	800,000	800,000
		2,100,000
Pennsylvania - 17.0%
Allegheny County Hosp. Dev. Auth. Rev. Bonds Series 2011 A, 2% 10/15/12	1,505,000	1,505,937
Lehigh County Gen. Oblig. Bonds 5% 11/15/12	1,500,000	1,508,827
Nazareth Area Scd Bonds Series 2012 A, 3% 11/1/12	2,700,000	2,706,180
Pennsylvania Gen. Oblig. Bonds:
First Series 2003, 5% 1/1/13	1,950,000	1,973,596
First Series 2004, 5.25% 2/1/13	4,500,000	4,575,869
First Series 2006, 5% 10/1/12	1,000,000	1,000,000
First Series 2008, 5% 5/15/13	3,850,000	3,964,418
First Series 2009, 5% 3/15/13	1,000,000	1,021,700
First Series, 3% 1/1/13	5,600,000	5,639,333
Fourth Series 2004, 5% 7/1/13 (Escrowed to Maturity)	3,190,000	3,304,159
Second Series 2004, 5.5% 6/1/13	1,000,000	1,035,125
Second Series 2008, 5% 2/15/13	1,000,000	1,017,885
Series 2002, 5.5% 2/1/13	3,950,000	4,019,927
Series 2004, 5.25% 7/1/13	1,000,000	1,037,745
Series 2009, 5% 7/1/13	2,925,000	3,029,679
Series 2010 A, 5% 5/1/13	10,380,000	10,668,934
Third Series, 5% 9/1/13	300,000	312,840
Pennsylvania Higher Edl. Facilities Auth. College & Univ. Revs. Bonds Series 2002, 5.25% 12/1/12	2,000,000	2,016,575
Pennsylvania Higher Edl. Facilities Auth. Rev. Bonds First Series 2012, 1% 4/1/13 (a)	4,805,000	4,823,980
Pennsylvania Infrastructure Invt. Auth. Rev. Series 2010 A:
0.19% 10/1/12, LOC Bank of America NA, CP	5,000,000	5,000,000
0.19% 10/1/12, LOC Bank of America NA, CP	5,000,000	5,000,000
0.19% 10/1/12, LOC Bank of America NA, CP	20,000,000	20,000,000
Pennsylvania State Univ. Bonds Series 2009 A, 4% 3/1/13	1,500,000	1,523,524
Philadelphia Hospitals & Higher Ed. Facilities Auth. Health Systems Rev. Bonds (Jefferson Health Sys. Proj.) Series 2010 B, 4% 5/15/13	1,500,000	1,533,243
Univ. of Pittsburgh Commonwealth Sys. of Higher Ed.:
BAN Series 2012, 2% 7/2/13	6,700,000	6,789,881
Other Municipal Debt - continued
	Principal Amount	Value
Pennsylvania - continued
Univ. of Pittsburgh Commonwealth Sys. of Higher Ed.: - continued
Bonds:
(Higher Ed. Proj.) 0.18% tender 11/5/12, CP mode	$ 10,805,000	$ 10,805,000
(Univ. Cap. Proj.) Series 2012 C, 0.17% tender 11/7/12, CP mode	9,000,000	9,000,000
		114,814,357
TOTAL OTHER MUNICIPAL DEBT		119,214,357
Investment Company - 5.0%
	Shares
Fidelity Municipal Cash Central Fund, 0.20% (c)(d)	33,972,000	33,972,000
TOTAL INVESTMENT PORTFOLIO - 99.8% (Cost $674,473,357)		674,473,357
NET OTHER ASSETS (LIABILITIES) - 0.2%		1,155,531
NET ASSETS - 100%		$ 675,628,888
Security Type Abbreviations
BAN	-	BOND ANTICIPATION NOTE
CP	-	COMMERCIAL PAPER
VRDN	-	VARIABLE RATE DEMAND NOTE (A debt instrument that is payable upon demand, either daily, weekly or monthly)
Legend
(a) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(b) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(c) Information in this report regarding holdings by state and security types does not reflect the holdings of the Fidelity Municipal Cash Central Fund.

(d) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(e) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(f) Provides evidence of ownership in one or more underlying municipal bonds.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Municipal Cash Central Fund	$ 44,480
Other Information

The date shown for securities represents the date when principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets.

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information
At September 30, 2012, the cost of investment securities for income tax purposes was $674,473,357.
Investment Valuation

Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

As permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates fair value. The amortized cost of an instrument is determined by valuing it at its original cost and thereafter amortizing any discount or premium from its face value at a constant rate until maturity. Securities held by a money market fund are generally high quality and liquid; however, they are reflected as Level 2 because the inputs used to determine fair value are not quoted prices in an active market.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Item 2. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Municipal Trust II's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Municipal Trust II

By:	/s/John R. Hebble
John R. Hebble
President and Treasurer

Date:	November 29, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/John R. Hebble
John R. Hebble
President and Treasurer

Date:	November 29, 2012
By:	/s/Christine Reynolds
Christine Reynolds
Chief Financial Officer

Date:	November 29, 2012